Document and Entity Information	9 Months Ended
	Mar. 31, 2012	May 14, 2012
Document And Entity Information
Entity Registrant Name	W270, INC.
Entity Central Index Key	0001528098
Document Type	10-Q
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		6,000,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Jun. 30, 2011
Statement of Financial Position [Abstract]
Cash	$ 654
Prepaid expense	345
Total Current Assets	999
Deferred offering costs	46,978
Intangible asset – Client/Customer list, net	250	1,000
Total Other Assets	47,228	1,000
TOTAL ASSETS	48,227	1,000
Accrued expenses	66,695	615
Loans – unrelated parties	9,749
TOTAL LIABILITIES	76,444	615
Preferred stock, $0.001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 6,000,000 shares issued and outstanding	6,000	6,000
Additional paid in capital
Deficit accumulated during development stage	(34,217)	(5,615)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(28,217)	385
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 48,227	$ 1,000

Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Jun. 30, 2011
Statement of Financial Position [Abstract]
Preferred stock par value	0.001	0.001
Preferred stock shares authorized	1,000,000	1,000,000
Common stock par value	0.001	0.001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued and outstanding	$ 6,000,000	$ 6,000,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Mar. 31, 2012	Mar. 31, 2012
Income Statement [Abstract]
Revenue
Consulting and other expense	9,261	27,852	27,852
Amortization expense	250	750	750
Organization expenses			5,615
Loss before provision for income tax	9,511	28,602	34,217
Provision for income tax
Net loss	(9,511)	(28,602)	(34,217)
Basic and diluted loss per share	$ 0	$ 0
Weighted average common shares outstanding - basic and diluted	$ 6,000,000	$ 6,000,000

Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Statement of Cash Flows [Abstract]
Net loss	$ (28,602)	$ (34,217)
Amortization	750	750
Shares issued for organizational expense		5,000
Change in prepaid expense	(345)	(345)
Change in accrued expenses	66,080	66,695
Change in deferred expenses	(46,978)	(46,978)
Net Cash Provided by (Used in) Operating Activities	(9,095)	(9,095)
CASH FLOW FROM INVESTING ACTIVITIES
Loans from unrelated parties	14,749	14,749
Repayments of loan from unrelated party	(5,000)	(5,000)
Net Cash Provided by (Used in) Financing Activities	9,749	9,749
CHANGE IN CASH	654	654
CASH AT BEGINNING OF PERIOD
CASH AT END OF PERIOD	654	654
Interest
Income taxes
Stock issued for intangible asset -client/customer list		$ 1,000

ORGANIZATION	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
ORGANIZATION

NOTE 1 – ORGANIZATION

W270, Inc. (the Company) was incorporated under the laws of the State of Nevada on June 24, 2011. The Company issued 5,000,000 shares of its common stock to its founder at inception in exchange for organizational costs incurred upon incorporation. Following its formation, the Company issued 1,000,000 shares of its common stock to our founder, as consideration for the purchase of a business plan along with client/customer list. Our founder paid approximately $1,000 for the business plan and the client/customer list which was acquired by Mr. Fry over time. The acquisition was valued at $1,000.

The Company has not generated revenues from its planned principal operations and is considered a development stage company as that term is defined by Financial Accounting Standard Board ("FASB") Accounting Standards Codification ("ASC") 915, Development Stage Entities.

The Company will acquire and/or develop and market software and services that will significantly enhance the performance and functionality of the Internet services used by small to medium sized businesses. The Company’s products and services will use proprietary technology that will enable users to work collaboratively to obtain substantial improvements in performance, reliability and usability.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Interim Financial Statements and Basis of Presentation

The accompanying unaudited interim financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) set forth in Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited interim financial statements furnished reflect all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. Unaudited interim results are not necessarily indicative of the results for the full fiscal year. These financial statements should be read in conjunction with the financial statements of the Company for the period ended June 30, 2011 and notes thereto contained in our Prospectus which was granted effectiveness on May 9, 2012.

a. Basis of Accounting

The Company’s financial statements are prepared using the accrual method of accounting. The Company has elected a June 30, year-end.

b. Cash Equivalents

For purposes of the balance sheet and statement of cash flows, the Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.

c. Stock-based Compensation

The Company follows ASC 718-10, Stock Compensation, which addresses the accounting for transactions in which an entity exchanges its equity instruments for goods or services, with a primary focus on transactions in which an entity obtains employee services in share-based payment transactions. ASC 718-10 requires measurement of the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). Incremental compensation costs arising from subsequent modifications of awards after the grant date must be recognized. The Company has not adopted a stock option plan and has not granted any stock options.

d. Use of Estimates and Assumptions

Preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates. The Company has adopted the provisions of ASC 260.

e. Earnings (Loss) per Share

The basic earnings (loss) per share is calculated by dividing the Company’s net income available to common shareholders by the weighted average number of common shares during the period. The diluted earnings (loss) per share is calculated by dividing the Company’s net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. Diluted earnings (loss) per share are the same as basic earnings (loss) per share due to the lack of dilutive items in the Company.

f. Income Taxes

Income taxes are provided in accordance with ASC 740, Income Taxes. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

No provision was made for Federal income tax.

g. Advertising

Advertising will be expensed in the period in which it is incurred. There has been no advertising expense in the reporting period presented.

h. Related Software Costs

Certain direct purchase and related development costs associated with software are capitalized and include external direct costs for services and payroll costs. These costs include employees devoting time to the software projects principally related to software coding, designing system interfaces and installation and testing of the software. These costs are recorded as property and equipment and will be amortized over a period of three to five years beginning when the asset is substantially ready for use. Costs incurred during the project stage, as well as maintenance and training costs are expensed as incurred.

i. Intangible Assets

Intangible assets with finite lives are amortized over their estimated useful life. The Company monitors conditions related to these assets to determine whether events and circumstances warrant a revision to the remaining amortization period. The Company tests its intangible assets with finite lives for potential impairment whenever management concludes events or changes in circumstances indicate that the carrying amount may not be recoverable. The original estimate of an asset's useful life and the impact of an event or circumstance on either an asset's useful life or carrying value involve significant judgment.

For the three month and nine month periods ended March 31, 2012 we recognized $250 and $750 in amortization expense, respectively. Our customer list was placed in service on July 1st, 2011. We currently amortize our customer list over a period of twelve (12) months.

j. Recently Issued Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

On April 5, 2012, President Obama signed into law the Jumpstart Our Business Startups Act (JOBS Act), which establishes a new category of issuer called an emerging growth company (EGC). Under the JOBS Act, an EGC is defined as an issuer with total annual gross revenues less than $1 billion during its most recently completed fiscal year. An issuer continues to be eligible for EGC status until the earliest of (1) the last day of the fiscal year during which it had total annual gross revenues of $1 billion or more (as indexed for inflation in the manner set forth in the JOBS Act), (2) the last day of the fiscal year of the issuer following the fifth anniversary of the date of its initial public offering (IPO), (3) the date on which it issued more than $1 billion in non-convertible debt in the previous three-year period, or (4) the date on which it became a large accelerated filer as defined in Rule 12b-2 of the Securities Exchange Act of 1934.

Among other requirements, the JOBS Act exempts an EGC from the requirements to adopt new or revised accounting standards that are effective for public companies. Instead, the effective dates for private companies for such standards will apply to an EGC. Section 107(b) of the JOBS Act permits an EGC to “opt out” of the accounting standard exemption and apply new or revised accounting standards on the same basis as a public company.

Under the JOBS Act, the Company meets the definition of an EGC. During the period it continues to be eligible for EGC status, the Company will apply new or revised accounting standards following the effective dates for private companies.

GOING CONCERN	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
GOING CONCERN

NOTE 3 – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As reflected in the accompanying financial statements, the Company had negative working capital of $75,445 and a deficit accumulated during the development stage of $34,217 at March 31, 2012. As of March 31, 2012, the Company had not generated any revenue and had no committed sources of capital or financing.

While the Company is attempting to generate revenues from services or software products, the Company’s cash position may not be significant enough to support the Company’s daily operations. Management believes that the actions presently being taken to further implement its business plan and generate additional products and revenues provide the opportunity for the Company to continue as a going concern. While the Company believes in the viability of its strategy to realize revenues and in its ability to raise additional funds, there can be no assurances that it will accomplish either. The Company’s ability to continue as a going concern is dependent upon its ability to achieve profitable operations or obtain adequate financing.

The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

SHARE CAPITAL	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
SHARE CAPITAL

NOTE 4 – SHARE CAPITAL

The Company is authorized to issue 100,000,000 shares of common stock ($0.001 par value) and 1,000,000 shares of preferred stock ($0.001 par value). The Company issued 5,000,000 shares of its common stock to its incorporator, chief executive officer and president for organization costs/services. These services were valued at $5,000. Following its formation, the Company issued 1,000,000 shares of common stock to our incorporator, chief executive officer and president, as consideration for the purchase of a business plan along with a client/customer list. Our incorporator, chief executive officer and president paid approximately $1,000 in producing that business plan and the client/customer list were acquired over time. The acquisition of the business plan and client/customer list was valued at $1,000.

At March 31, 2012, there are 6,000,000 shares of common stock issued and outstanding.

LOANS - UNRELATED PARTIES	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
LOANS - UNRELATED PARTIES

NOTE 5 – LOANS - UNRELATED PARTIES

As of March 31, 2012 the Company received $9,749 in net loan proceeds from three unrelated parties who are business acquaintances of our shareholder and founder in order to fund working capital expenses. These loans are unsecured and carry no interest rate or repayment terms.

DEFERRED COSTS	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
DEFERRED COSTS

NOTE 6 – DEFERRED COSTS

Deferred offering costs consist principally of accounting fees, legal fees and other fees incurred through the balance sheet date that are related to the proposed common stock offering. Deferred offering costs related to the common stock offering will offset proceeds recorded as equity if the transaction is completed or charged to expense if the common stock offering is not completed. As of March 31, 2012, deferred offering costs were $46,978. The Company incurred $20,000 in deferred offering costs for legal services performed by our former securities counsel and recognized an obligation due to our current securities counsel in the amount of $18,750.

INCOME TAXES	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
INCOME TAXES

NOTE 7 – INCOME TAXES

As of March 31, 2012, the Company had net operating loss carry forwards of $34,217 that may be available to reduce future years’ taxable income through 2031.

As of March 31, 2012

Deferred tax assets:
Net operating tax carryforwards	$13,345
Other	—
Gross deferred tax assets	13,345
Valuation allowance	(13,345)

Net deferred tax assets	$—

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carryforwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

SUBSEQUENT EVENTS	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 8 - SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, the Company has evaluated subsequent events occurring after March 31, 2012 through the date of issuance of the unaudited financial statements.. The Company received its effectiveness notice on its registration statement from the SEC on May 9, 2012.